Form N-CSR Cover	12 Months Ended
Jan. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Government Trust
Entity Central Index Key	0000357159
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025